CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscription	$ 175,654	$ 166,904	$ 151,365
Platform-derived	96,738	50,314	30,603
Total revenue	272,392	217,218	181,968
Cost of revenue:
Subscription	23,374	26,686	30,112
Platform-derived	7,849	2,293	1,308
Total cost of revenue	31,223	28,979	31,420
Gross profit	241,169	188,239	150,548
Operating expenses:
Sales and marketing	76,933	58,562	45,988
Research and development	35,008	23,364	19,533
General and administrative	60,710	40,683	24,404
Total operating expenses	172,651	122,609	89,925
Operating income	68,518	65,630	60,623
Other income (expense):
Interest income	69	52	196
Interest and finance costs	(16,581)	(23)	(25)
Other, net	(592)	1,693	(738)
Translation loss reclassified from other comprehensive income			(1,033)
Other income (expense), net	(17,104)	1,722	(1,600)
Income before income taxes and loss from investment in equity affiliate	51,414	67,352	59,023
Benefit (provision) for income taxes	49,260	(9,394)	(6,538)
Loss from investment in equity affiliate	(242)	(46)
Net income	100,432	57,912	52,485
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(4,752)	(1,734)	(2,544)
Translation loss realized upon liquidation of a foreign subsidiary			1,033
Other comprehensive income (loss)	(4,752)	(1,734)	(1,511)
Comprehensive income	95,680	56,178	50,974
Net income	100,432	57,912	52,485
Preferred share dividends	(7,208)	(7,210)	(1,802)
Distributed and undistributed earnings to participating securities	(27,513)	(12,676)
Net income available to ordinary shareholders-basic	65,711	38,026	50,683
Net income available to ordinary shareholders-basic	65,711	38,026	50,683
Net income available to ordinary shareholders- diluted	$ 65,711	$ 38,026	$ 52,485
Earnings per ordinary share-basic	$ 1.83	$ 1.06	$ 1.19
Earnings per ordinary share-diluted	$ 1.69	$ 0.99	$ 1.09
Weighted-average shares outstanding-basic	36,000,000	36,000,000	42,750,000
Weighted-average shares outstanding-diluted	38,974,953	38,585,664	48,155,490
Cash dividends declared per ordinary share	$ 4.53	$ 0.83	$ 3.28
Cash dividends declared per preferred share	$ 5.13	$ 1.43